Income and Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Income and Other Taxes Payable [Abstract]
Schedule of Income and Other Taxes Payable

Income and other taxes payable are comprised of the following:

	December 31, 2024	December 31, 2023

Taxes payable in installments	44,426	67,980
PIS / COFINS tax payable	15,378	32,835
ICMS / VAT / GST tax payable	37,868	35,335
Withholding income taxes (1)	346,785	10,527
Others	75,932	91,693
Subtotal	520,389	238,370
Income taxes payable	233,027	83,247
Total	753,416	321,617
Breakdown:
Current liabilities	346,761	227,249
Non-current liabilities	406,655	94,368
	753,416	321,617

(1)	During corporate restructuring of the indirect subsidiary JBS USA, the Company analyzed and concluded there is withholding tax (WHT) uncertainty in the jurisdiction of Luxembourg. The Company assessed the tax uncertainty in accordance with IFRIC 23, which provides guidance on the accounting and measurement of uncertain tax liabilities, and recognized a tax provision for the year ended December 31, 2024, in the amount of US$ 338,320.